UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-22083

Fidelity Central Investment Portfolios II LLC

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2019

Item 1.

Reports to Stockholders

Fidelity® Investment Grade Bond Central Fund Semi-Annual Report March 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of March 31, 2019
U.S. Government and U.S. Government Agency Obligations	54.4%
AAA	1.1%
AA	0.4%
A	7.5%
BBB	28.7%
BB and Below	4.9%
Not Rated	0.7%
Short-Term Investments and Net Other Assets	2.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of March 31, 2019*,**
Corporate Bonds	38.8%
U.S. Government and U.S. Government Agency Obligations	54.4%
Asset-Backed Securities	1.2%
CMOs and Other Mortgage Related Securities	1.5%
Municipal Bonds	0.7%
Other Investments	1.1%
Short-Term Investments and Net Other Assets (Liabilities)	2.3%

 * Foreign investments - 8.1%

 ** Futures and Swaps - 0.0%

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 38.8%
	Principal Amount	Value
COMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.:
2.45% 6/30/20	$5,357,000	$5,334,187
3.6% 2/17/23	9,137,000	9,317,448
4.45% 4/1/24	656,000	686,782
4.5% 3/9/48	20,000,000	18,834,180
BellSouth Capital Funding Corp. 7.875% 2/15/30	255,000	311,680
CenturyLink, Inc. 6.15% 9/15/19	3,031,000	3,057,521
Verizon Communications, Inc.:
3.45% 3/15/21	20,069,000	20,372,042
4.522% 9/15/48	6,742,000	6,928,329
4.862% 8/21/46	4,981,000	5,323,598
5.012% 4/15/49	26,601,000	29,120,966
		99,286,733
Entertainment - 0.3%
NBCUniversal, Inc.:
4.45% 1/15/43	2,951,000	3,061,738
5.95% 4/1/41	2,064,000	2,541,936
Time Warner, Inc.:
4.9% 6/15/42	5,000,000	5,014,367
6.2% 3/15/40	7,609,000	8,802,989
		19,421,030
Media - 2.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	9,542,000	9,875,422
4.908% 7/23/25	6,415,000	6,764,639
5.375% 5/1/47	29,549,000	29,438,784
5.75% 4/1/48	1,341,000	1,389,544
6.484% 10/23/45	2,345,000	2,631,112
Comcast Corp.:
3.9% 3/1/38	1,575,000	1,550,050
3.969% 11/1/47	5,095,000	4,925,287
3.999% 11/1/49	5,816,000	5,670,108
4% 3/1/48	27,883,000	27,382,524
4.6% 8/15/45	4,166,000	4,448,581
4.65% 7/15/42	3,722,000	4,002,343
Fox Corp.:
3.666% 1/25/22 (a)	1,049,000	1,069,961
4.03% 1/25/24 (a)	1,844,000	1,913,483
4.709% 1/25/29 (a)	2,668,000	2,856,474
5.476% 1/25/39 (a)	2,631,000	2,918,221
5.576% 1/25/49 (a)	1,746,000	1,975,865
Time Warner Cable, Inc.:
4% 9/1/21	17,166,000	17,449,527
4.5% 9/15/42	2,109,000	1,850,162
5.5% 9/1/41	2,836,000	2,807,096
6.55% 5/1/37	15,045,000	16,642,445
7.3% 7/1/38	4,675,000	5,451,993
8.25% 4/1/19	13,760,000	13,760,000
		166,773,621

TOTAL COMMUNICATION SERVICES		285,481,384

CONSUMER DISCRETIONARY - 0.8%
Automobiles - 0.8%
General Motors Financial Co., Inc.:
3.15% 1/15/20	10,728,000	10,743,031
3.5% 7/10/19	7,458,000	7,471,752
4.25% 5/15/23	3,750,000	3,813,765
4.375% 9/25/21	36,356,000	37,135,106
		59,163,654
CONSUMER STAPLES - 2.0%
Beverages - 1.3%
Anheuser-Busch InBev Finance, Inc.:
3.65% 2/1/26	17,610,000	17,783,997
4.7% 2/1/36	15,370,000	15,376,063
4.9% 2/1/46	17,579,000	17,867,031
Anheuser-Busch InBev Worldwide, Inc.:
4.75% 4/15/58	8,321,000	7,946,523
5.45% 1/23/39	6,820,000	7,387,191
5.55% 1/23/49	15,580,000	17,128,908
5.8% 1/23/59 (Reg. S)	16,351,000	18,227,409
		101,717,122
Food & Staples Retailing - 0.1%
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	4,256,000	4,252,509
3.3% 11/18/21	5,048,000	5,106,144
		9,358,653
Tobacco - 0.6%
Altria Group, Inc.:
4% 1/31/24	4,065,000	4,188,889
9.25% 8/6/19	1,502,000	1,535,370
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (a)	7,942,000	8,050,210
4.25% 7/21/25 (a)	7,942,000	8,105,361
Reynolds American, Inc.:
4% 6/12/22	5,439,000	5,556,851
5.7% 8/15/35	2,047,000	2,119,785
6.15% 9/15/43	7,130,000	7,451,190
7.25% 6/15/37	9,291,000	10,857,691
		47,865,347

TOTAL CONSUMER STAPLES		158,941,122

ENERGY - 5.2%
Energy Equipment & Services - 0.1%
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	3,309,000	3,453,303
Noble Holding International Ltd.:
7.95% 4/1/25 (b)	3,629,000	3,139,085
8.95% 4/1/45 (b)	3,503,000	2,732,340
		9,324,728
Oil, Gas & Consumable Fuels - 5.1%
Alberta Energy Co. Ltd. 8.125% 9/15/30	6,512,000	8,364,114
Amerada Hess Corp.:
7.3% 8/15/31	1,918,000	2,239,315
7.875% 10/1/29	3,538,000	4,267,107
Anadarko Finance Co. 7.5% 5/1/31	7,103,000	8,874,949
Anadarko Petroleum Corp.:
4.85% 3/15/21	2,359,000	2,445,764
5.55% 3/15/26	7,457,000	8,139,699
6.2% 3/15/40	7,169,000	8,058,781
6.45% 9/15/36	3,400,000	3,921,520
6.6% 3/15/46	8,272,000	10,074,085
Canadian Natural Resources Ltd. 5.85% 2/1/35	3,547,000	3,978,034
Cenovus Energy, Inc. 4.25% 4/15/27	7,623,000	7,498,912
Columbia Pipeline Group, Inc.:
3.3% 6/1/20	7,369,000	7,400,472
4.5% 6/1/25	2,235,000	2,334,094
DCP Midstream LLC:
4.75% 9/30/21 (a)	5,140,000	5,229,950
5.35% 3/15/20 (a)	4,099,000	4,165,609
DCP Midstream Operating LP:
2.7% 4/1/19	6,241,000	6,241,000
3.875% 3/15/23	9,216,000	9,169,920
5.6% 4/1/44	9,458,000	8,985,100
Enable Midstream Partners LP:
2.4% 5/15/19	2,382,000	2,380,043
3.9% 5/15/24 (b)	2,513,000	2,496,546
Enbridge Energy Partners LP 4.2% 9/15/21	791,000	810,031
Enbridge, Inc. 4.25% 12/1/26	2,430,000	2,535,561
Energy Transfer Partners LP:
4.2% 9/15/23	1,740,000	1,799,193
4.5% 4/15/24	1,834,000	1,916,347
4.95% 6/15/28	5,937,000	6,232,564
5.25% 4/15/29	2,984,000	3,204,911
5.8% 6/15/38	3,310,000	3,548,057
6% 6/15/48	2,156,000	2,331,479
6.25% 4/15/49	4,652,000	5,213,935
Enterprise Products Operating LP:
2.55% 10/15/19	1,568,000	1,564,895
3.7% 2/15/26	8,000,000	8,199,059
Kinder Morgan, Inc. 5.55% 6/1/45	3,543,000	3,877,618
Marathon Petroleum Corp. 5.125% 3/1/21	2,718,000	2,829,165
MPLX LP:
4.5% 7/15/23	2,945,000	3,088,632
4.8% 2/15/29	1,588,000	1,672,540
4.875% 12/1/24	3,871,000	4,132,987
5.5% 2/15/49	4,763,000	5,089,623
Nakilat, Inc. 6.067% 12/31/33 (a)	2,653,000	2,974,676
Petrobras Global Finance BV:
5.75% 2/1/29	19,185,000	18,942,310
6.25% 3/17/24	1,950,000	2,093,813
7.25% 3/17/44	14,448,000	15,056,622
Petroleos Mexicanos:
4.5% 1/23/26	11,975,000	11,074,480
4.625% 9/21/23	10,480,000	10,322,905
4.875% 1/18/24	5,463,000	5,391,926
5.625% 1/23/46	10,000,000	8,293,700
6.375% 1/23/45	21,014,000	18,561,666
6.5% 3/13/27	6,600,000	6,607,986
6.5% 6/2/41	22,489,000	20,356,818
6.75% 9/21/47	32,020,000	29,539,731
Phillips 66 Partners LP 2.646% 2/15/20	617,000	614,995
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	9,156,000	9,216,471
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	1,928,000	1,923,691
The Williams Companies, Inc.:
3.7% 1/15/23	9,215,000	9,384,818
4.55% 6/24/24	24,070,000	25,224,157
Western Gas Partners LP:
4.5% 3/1/28	1,000,000	997,280
4.65% 7/1/26	1,646,000	1,668,579
4.75% 8/15/28	1,731,000	1,758,700
5.375% 6/1/21	10,236,000	10,612,082
Williams Partners LP:
4% 11/15/21	1,074,000	1,102,468
4.125% 11/15/20	1,086,000	1,103,350
4.3% 3/4/24	5,461,000	5,680,160
		392,814,995

TOTAL ENERGY		402,139,723

FINANCIALS - 16.7%
Banks - 8.7%
Banco Nacional de Desenvolvimento Economico e Social 5.5% 7/12/20 (a)	32,172,000	33,032,440
Bank of America Corp.:
3.004% 12/20/23 (b)	13,559,000	13,523,461
3.3% 1/11/23	17,511,000	17,740,686
3.419% 12/20/28 (b)	3,992,000	3,907,179
3.5% 4/19/26	16,328,000	16,506,861
3.705% 4/24/28 (b)	50,000,000	50,267,013
3.95% 4/21/25	6,208,000	6,326,573
4.25% 10/22/26	7,558,000	7,770,843
Barclays PLC:
2.75% 11/8/19	6,297,000	6,282,958
4.375% 1/12/26	7,220,000	7,250,988
Citigroup, Inc.:
3.142% 1/24/23 (b)	30,000,000	30,112,445
3.875% 3/26/25	15,450,000	15,575,589
4.05% 7/30/22	2,408,000	2,480,692
4.3% 11/20/26	19,545,000	19,880,012
4.4% 6/10/25	8,521,000	8,827,293
4.45% 9/29/27	30,000,000	30,861,179
5.5% 9/13/25	23,122,000	25,360,104
Citizens Bank NA 2.55% 5/13/21	2,275,000	2,259,257
Citizens Financial Group, Inc.:
4.15% 9/28/22 (a)	6,796,000	6,912,960
4.3% 12/3/25	14,216,000	14,568,330
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	7,788,000	7,777,498
3.75% 3/26/25	7,780,000	7,843,801
3.8% 9/15/22	11,780,000	12,004,520
3.8% 6/9/23	12,499,000	12,699,437
Discover Bank 7% 4/15/20	5,075,000	5,278,351
Fifth Third Bancorp 8.25% 3/1/38	1,976,000	2,755,954
HSBC Holdings PLC:
4.25% 3/14/24	3,929,000	4,019,055
5.25% 3/14/44	2,847,000	3,119,368
Huntington Bancshares, Inc. 7% 12/15/20	1,211,000	1,289,904
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	6,959,000	6,726,493
5.71% 1/15/26 (a)	2,324,000	2,270,156
JPMorgan Chase & Co.:
2.95% 10/1/26	18,469,000	18,061,891
3.875% 9/10/24	50,822,000	52,134,150
4.125% 12/15/26	32,394,000	33,465,440
4.452% 12/5/29 (b)	20,000,000	21,354,009
Rabobank Nederland 4.375% 8/4/25	12,226,000	12,553,657
Regions Bank 6.45% 6/26/37	7,667,000	9,405,636
Regions Financial Corp. 3.2% 2/8/21	4,129,000	4,160,942
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	40,908,000	41,982,897
6% 12/19/23	44,042,000	47,035,448
6.1% 6/10/23	25,303,000	26,882,808
6.125% 12/15/22	11,163,000	11,904,487
Synchrony Bank 3% 6/15/22	6,289,000	6,208,158
UniCredit SpA 6.572% 1/14/22 (a)	8,093,000	8,479,553
		678,860,476
Capital Markets - 4.8%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	9,033,000	9,010,216
4.25% 2/15/24	3,486,000	3,607,506
Deutsche Bank AG 4.5% 4/1/25	17,307,000	16,574,145
Deutsche Bank AG New York Branch:
3.15% 1/22/21	8,705,000	8,575,322
3.3% 11/16/22	13,570,000	13,144,575
5% 2/14/22	13,019,000	13,311,485
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	27,355,000	27,130,268
3.2% 2/23/23	41,200,000	41,276,963
4.25% 10/21/25	18,041,000	18,479,423
5.15% 5/22/45	9,000,000	9,542,404
6.75% 10/1/37	21,656,000	26,509,931
IntercontinentalExchange, Inc. 3.75% 12/1/25	4,530,000	4,706,933
Moody's Corp.:
3.25% 1/15/28	3,317,000	3,244,205
4.875% 2/15/24	3,115,000	3,343,313
Morgan Stanley:
3.125% 1/23/23	8,750,000	8,780,372
3.125% 7/27/26	18,543,000	18,075,147
3.737% 4/24/24 (b)	6,000,000	6,123,694
4.431% 1/23/30 (b)	36,409,000	38,429,557
4.875% 11/1/22	27,262,000	28,782,823
5% 11/24/25	47,393,000	50,833,041
5.75% 1/25/21	13,341,000	14,012,319
7.3% 5/13/19	3,747,000	3,766,297
Peachtree Corners Funding Trust 3.976% 2/15/25 (a)	8,000,000	8,116,577
UBS AG Stamford Branch 2.35% 3/26/20	3,650,000	3,638,262
		379,014,778
Consumer Finance - 1.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22	2,393,000	2,394,321
4.125% 7/3/23	6,149,000	6,224,665
4.45% 12/16/21	4,274,000	4,384,752
4.45% 4/3/26	4,534,000	4,543,813
4.875% 1/16/24	7,279,000	7,570,278
Capital One Financial Corp. 3.8% 1/31/28	6,355,000	6,277,107
Discover Financial Services:
3.85% 11/21/22	4,015,000	4,118,686
3.95% 11/6/24	5,006,000	5,100,242
4.1% 2/9/27	6,618,000	6,621,056
4.5% 1/30/26	6,703,000	6,885,624
5.2% 4/27/22	3,503,000	3,704,298
Ford Motor Credit Co. LLC:
5.085% 1/7/21	4,263,000	4,342,806
5.584% 3/18/24	9,086,000	9,211,316
5.596% 1/7/22	8,820,000	9,099,400
Synchrony Financial:
3% 8/15/19	2,690,000	2,690,665
3.75% 8/15/21	4,062,000	4,106,288
3.95% 12/1/27	11,024,000	10,423,345
4.25% 8/15/24	4,089,000	4,115,866
4.375% 3/19/24	3,316,000	3,360,482
5.15% 3/19/29	9,536,000	9,679,610
		114,854,620
Diversified Financial Services - 0.5%
AXA Equitable Holdings, Inc. 3.9% 4/20/23	1,421,000	1,456,273
BP Capital Markets America, Inc. 4.5% 10/1/20	3,295,000	3,381,728
Brixmor Operating Partnership LP 4.125% 6/15/26	6,959,000	6,968,359
Cigna Corp.:
4.125% 11/15/25 (a)	3,537,000	3,661,954
4.375% 10/15/28 (a)	9,130,000	9,462,990
4.8% 8/15/38 (a)	5,685,000	5,843,254
4.9% 12/15/48 (a)	5,679,000	5,877,177
Voya Financial, Inc. 3.125% 7/15/24	3,911,000	3,855,659
		40,507,394
Insurance - 1.2%
American International Group, Inc. 3.75% 7/10/25	13,815,000	13,840,053
Aon Corp. 5% 9/30/20	1,574,000	1,621,563
Aon PLC 4% 11/27/23	13,880,000	14,425,612
Liberty Mutual Group, Inc.:
4.569% 2/1/29 (a)	5,457,000	5,680,804
6.5% 3/15/35 (a)	4,626,000	5,413,107
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	5,784,000	6,127,969
4.75% 3/15/39	2,654,000	2,876,496
4.8% 7/15/21	2,958,000	3,076,257
4.9% 3/15/49	5,282,000	5,806,604
Prudential Financial, Inc. 7.375% 6/15/19	1,370,000	1,382,016
Swiss Re Finance Luxembourg SA 5% 4/2/49 (a)(b)	3,400,000	3,431,178
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (a)	13,676,000	15,279,949
TIAA Asset Management Finance LLC 4.125% 11/1/24 (a)	3,142,000	3,304,262
Unum Group:
5.625% 9/15/20	3,364,000	3,487,736
5.75% 8/15/42	6,479,000	6,929,164
		92,682,770

TOTAL FINANCIALS		1,305,920,038

HEALTH CARE - 3.2%
Health Care Providers & Services - 2.5%
Cigna Corp. 3.75% 7/15/23 (a)	7,315,000	7,503,511
CVS Health Corp.:
3.7% 3/9/23	4,200,000	4,267,114
3.875% 7/20/25	6,993,000	7,081,411
4.1% 3/25/25	16,631,000	17,084,471
4.3% 3/25/28	59,313,000	60,155,030
4.78% 3/25/38	8,598,000	8,526,960
5.05% 3/25/48	12,641,000	12,741,294
Elanco Animal Health, Inc.:
3.912% 8/27/21 (a)	1,505,000	1,530,327
4.272% 8/28/23 (a)	4,751,000	4,898,815
4.9% 8/28/28 (a)	2,000,000	2,125,212
HCA Holdings, Inc.:
4.25% 10/15/19	4,510,000	4,533,133
4.75% 5/1/23	360,000	377,891
5.875% 3/15/22	430,000	461,300
6.5% 2/15/20	38,271,000	39,388,684
Medco Health Solutions, Inc. 4.125% 9/15/20	3,053,000	3,106,083
Toledo Hospital:
5.325% 11/15/28	2,954,000	3,117,642
6.015% 11/15/48	14,182,000	15,754,572
		192,653,450
Pharmaceuticals - 0.7%
Actavis Funding SCS 3.45% 3/15/22	11,300,000	11,398,802
Bayer U.S. Finance II LLC 4.25% 12/15/25 (a)	6,303,000	6,374,804
Mylan NV:
2.5% 6/7/19	3,043,000	3,040,714
3.15% 6/15/21	11,288,000	11,263,418
3.95% 6/15/26	3,635,000	3,470,546
Perrigo Finance PLC 3.5% 12/15/21	767,000	752,207
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	13,805,000	13,647,456
Teva Pharmaceutical Finance Netherlands III BV 2.2% 7/21/21	5,242,000	4,998,509
Zoetis, Inc. 3.25% 2/1/23	2,189,000	2,213,323
		57,159,779

TOTAL HEALTH CARE		249,813,229

INDUSTRIALS - 0.6%
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
3% 9/15/23	1,596,000	1,561,281
3.375% 6/1/21	3,658,000	3,675,681
3.75% 2/1/22	7,687,000	7,755,543
3.875% 4/1/21	5,784,000	5,866,769
4.25% 2/1/24	8,345,000	8,555,694
4.25% 9/15/24	6,449,000	6,631,831
4.75% 3/1/20	6,486,000	6,588,106
		40,634,905
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (b)	2,756,000	2,976,480

TOTAL INDUSTRIALS		43,611,385

INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Components - 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (a)	6,500,000	6,927,016
6.02% 6/15/26 (a)	2,231,000	2,399,649
		9,326,665
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (b)	7,460,000	7,806,727

TOTAL INFORMATION TECHNOLOGY		17,133,392

MATERIALS - 0.2%
Chemicals - 0.1%
Nutrien Ltd.:
4.2% 4/1/29 (c)	889,000	914,150
5% 4/1/49 (c)	1,548,000	1,608,750
The Dow Chemical Co. 4.25% 11/15/20	1,596,000	1,626,502
		4,149,402
Metals & Mining - 0.1%
Anglo American Capital PLC 4.125% 9/27/22 (a)	2,677,000	2,713,675
BHP Billiton Financial (U.S.A.) Ltd. 6.25% 10/19/75 (a)(b)	3,054,000	3,182,421
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (a)	2,325,000	2,324,337
4.5% 8/1/47 (a)	2,360,000	2,441,809
		10,662,242

TOTAL MATERIALS		14,811,644

REAL ESTATE - 4.3%
Equity Real Estate Investment Trusts (REITs) - 2.7%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,599,000	1,596,250
4.6% 4/1/22	1,840,000	1,922,191
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,612,000	1,634,415
American Tower Corp. 2.8% 6/1/20	14,800,000	14,790,626
Boston Properties, Inc. 4.5% 12/1/28	5,490,000	5,846,939
Camden Property Trust:
2.95% 12/15/22	2,214,000	2,216,163
4.25% 1/15/24	5,830,000	6,130,295
Corporate Office Properties LP 5% 7/1/25	4,995,000	5,209,559
DDR Corp.:
3.625% 2/1/25	3,640,000	3,574,672
4.25% 2/1/26	4,510,000	4,547,837
4.625% 7/15/22	1,217,000	1,255,045
Duke Realty LP:
3.25% 6/30/26	1,063,000	1,048,307
4.375% 6/15/22	13,137,000	13,670,206
Equity One, Inc. 3.75% 11/15/22	7,500,000	7,638,028
ERP Operating LP:
2.375% 7/1/19	4,920,000	4,915,239
4.75% 7/15/20	3,181,000	3,247,503
Government Properties Income Trust 3.75% 8/15/19	7,823,000	7,837,125
Healthcare Trust of America Holdings LP 3.375% 7/15/21	11,576,000	11,611,639
Highwoods/Forsyth LP 3.2% 6/15/21	4,698,000	4,685,643
Hudson Pacific Properties LP 4.65% 4/1/29	1,986,000	2,025,079
Lexington Corporate Properties Trust 4.4% 6/15/24	2,739,000	2,763,598
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	12,759,000	13,023,179
4.5% 1/15/25	4,308,000	4,380,386
4.5% 4/1/27	26,195,000	26,294,128
4.75% 1/15/28	8,836,000	9,060,614
4.95% 4/1/24	2,418,000	2,512,097
5.25% 1/15/26	9,242,000	9,677,270
Retail Opportunity Investments Partnership LP:
4% 12/15/24	1,683,000	1,626,848
5% 12/15/23	1,288,000	1,314,953
Store Capital Corp. 4.625% 3/15/29	2,571,000	2,607,265
Ventas Realty LP:
3.125% 6/15/23	1,879,000	1,887,524
3.5% 2/1/25	2,171,000	2,172,825
4% 3/1/28	3,211,000	3,254,664
4.125% 1/15/26	2,587,000	2,657,500
4.375% 2/1/45	1,297,000	1,253,339
Weingarten Realty Investors 3.375% 10/15/22	1,137,000	1,141,766
WP Carey, Inc.:
4% 2/1/25	8,901,000	8,966,509
4.6% 4/1/24	14,578,000	15,163,031
		215,160,257
Real Estate Management & Development - 1.6%
Brandywine Operating Partnership LP:
3.95% 2/15/23	7,585,000	7,752,131
3.95% 11/15/27	6,318,000	6,289,059
4.1% 10/1/24	7,694,000	7,831,864
4.55% 10/1/29	8,071,000	8,228,872
CBRE Group, Inc. 4.875% 3/1/26	19,900,000	21,002,460
Digital Realty Trust LP 3.95% 7/1/22	5,514,000	5,659,537
Essex Portfolio LP 3.875% 5/1/24	5,285,000	5,414,488
Liberty Property LP:
3.25% 10/1/26	2,798,000	2,718,237
3.375% 6/15/23	3,033,000	3,055,686
4.125% 6/15/22	2,690,000	2,775,108
4.75% 10/1/20	4,767,000	4,870,111
Mack-Cali Realty LP:
3.15% 5/15/23	10,776,000	9,861,134
4.5% 4/18/22	11,607,000	11,260,620
Mid-America Apartments LP 4% 11/15/25	1,859,000	1,914,605
Post Apartment Homes LP 3.375% 12/1/22	1,090,000	1,094,962
Tanger Properties LP:
3.125% 9/1/26	4,484,000	4,154,491
3.75% 12/1/24	5,090,000	5,008,160
3.875% 12/1/23	3,062,000	3,075,935
3.875% 7/15/27	10,856,000	10,501,858
		122,469,318

TOTAL REAL ESTATE		337,629,575

UTILITIES - 1.9%
Electric Utilities - 1.1%
Cleco Corporate Holdings LLC 3.743% 5/1/26	2,908,000	2,852,403
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	3,561,000	3,782,766
6.4% 9/15/20 (a)	11,762,000	12,278,595
FirstEnergy Corp.:
4.25% 3/15/23	28,183,000	29,411,579
7.375% 11/15/31	10,199,000	13,507,665
IPALCO Enterprises, Inc.:
3.45% 7/15/20	13,000,000	13,004,606
3.7% 9/1/24	2,954,000	2,973,979
LG&E and KU Energy LLC 3.75% 11/15/20	612,000	618,809
TECO Finance, Inc. 5.15% 3/15/20	1,651,000	1,684,760
		80,115,162
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,578,000	1,623,280
Independent Power and Renewable Electricity Producers - 0.3%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	18,935,000	20,351,338
Emera U.S. Finance LP:
2.15% 6/15/19	1,748,000	1,744,568
2.7% 6/15/21	1,721,000	1,705,699
		23,801,605
Multi-Utilities - 0.5%
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 4.901% 9/30/66 (b)(d)	21,923,000	20,169,160
3 month U.S. LIBOR + 2.825% 5.628% 6/30/66 (b)(d)	5,100,000	4,845,000
Puget Energy, Inc.:
6% 9/1/21	8,731,000	9,280,973
6.5% 12/15/20	2,803,000	2,957,442
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 4.7963% 5/15/67 (b)(d)	3,850,000	3,407,250
		40,659,825

TOTAL UTILITIES		146,199,872

TOTAL NONCONVERTIBLE BONDS
(Cost $2,954,899,058)		3,020,845,018

U.S. Treasury Obligations - 31.8%
U.S. Treasury Bonds:
2.5% 2/15/46 (e)	$55,520,000	$52,334,106
3% 2/15/49	266,760,000	276,940,645
U.S. Treasury Notes:
1.75% 6/30/22	1,007,012,000	992,182,181
1.875% 7/31/22	442,300,000	437,289,573
2.25% 2/15/27	102,599,000	101,881,608
2.25% 8/15/27	160,725,000	159,324,934
2.5% 3/31/23	170,000,000	171,786,328
2.625% 12/31/23	189,100,000	192,409,250
3.125% 11/15/28	85,940,000	91,254,181
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,456,435,674)		2,475,402,806

U.S. Government Agency - Mortgage Securities - 28.6%
Fannie Mae - 16.5%
12 month U.S. LIBOR + 1.479% 3.876% 5/1/33 (b)(d)	4,682	4,848
12 month U.S. LIBOR + 1.553% 4.268% 6/1/36 (b)(d)	39,447	41,063
12 month U.S. LIBOR + 1.650% 4.346% 7/1/35 (b)(d)	239,661	250,016
12 month U.S. LIBOR + 1.728% 4.375% 11/1/36 (b)(d)	345,103	360,417
12 month U.S. LIBOR + 1.745% 4.69% 7/1/35 (b)(d)	48,037	50,346
12 month U.S. LIBOR + 1.878% 4.138% 3/1/36 (b)(d)	153,021	161,117
12 month U.S. LIBOR + 1.900% 4.634% 7/1/37 (b)(d)	61,671	64,947
12 month U.S. LIBOR + 1.906% 4.512% 5/1/36 (b)(d)	122,022	128,146
6 month U.S. LIBOR + 1.313% 3.867% 5/1/34 (b)(d)	198,751	202,604
6 month U.S. LIBOR + 1.383% 4.276% 9/1/33 (b)(d)	219,612	224,703
6 month U.S. LIBOR + 1.535% 4.267% 3/1/35 (b)(d)	25,158	25,893
6 month U.S. LIBOR + 1.535% 4.314% 12/1/34 (b)(d)	36,537	37,589
6 month U.S. LIBOR + 2.460% 5.375% 3/1/36 (b)(d)	205,829	215,896
U.S. TREASURY 1 YEAR INDEX + 2.208% 4.083% 3/1/35 (b)(d)	8,895	9,367
U.S. TREASURY 1 YEAR INDEX + 2.232% 4.877% 8/1/36 (b)(d)	492,983	519,170
U.S. TREASURY 1 YEAR INDEX + 2.295% 4.678% 10/1/33 (b)(d)	31,965	33,663
U.S. TREASURY 1 YEAR INDEX + 2.475% 4.993% 5/1/35 (b)(d)	60,183	63,380
2.5% 4/1/34 (c)	13,000,000	12,919,215
2.5% 5/1/34 (c)	13,000,000	12,913,121
2.5% 2/1/43 to 8/1/43	7,939,433	7,743,197
3% 8/1/27 to 3/1/47	316,141,874	316,902,564
3% 4/1/34 (c)	25,900,000	26,127,353
3% 4/1/34 (c)	19,500,000	19,671,173
3% 4/1/34 (c)	45,400,000	45,798,526
3% 4/1/34 (c)	42,250,000	42,620,875
3% 4/1/34 (c)	4,000,000	4,035,112
3% 4/1/34 (c)	39,150,000	39,493,663
3% 4/1/34 (c)	2,250,000	2,269,751
3% 4/1/34 (c)	25,900,000	26,127,353
3% 4/1/34 (c)	36,750,000	37,072,595
3% 4/1/34 (c)	25,000,000	25,219,453
3% 5/1/34 (c)	39,000,000	39,327,113
3.5% 8/1/33 to 2/1/48	220,811,044	225,200,683
3.5% 4/1/34 (c)	13,000,000	13,293,758
3.5% 4/1/34 (c)	829,308	848,048
3.5% 5/1/34 (c)	5,200,000	5,314,863
3.5% 4/1/49 (c)	3,900,000	3,952,579
3.5% 4/1/49 (c)	18,850,000	19,104,134
3.5% 4/1/49 (c)	8,200,000	8,310,552
4% 11/1/31 to 7/1/48	213,623,037	222,035,419
4% 4/1/49 (c)	12,575,000	12,932,927
4.5% 8/1/39 to 7/1/48	36,510,001	38,568,162
5% 10/1/21 to 11/1/44	23,934,564	25,746,102
5.5% 1/1/37 to 5/1/44	24,086,871	26,193,040
6% 7/1/19 to 1/1/42	18,795,385	20,982,480
7% 3/1/23 to 1/1/32	623,279	688,299
7.5% 2/1/22 to 11/1/31	599,702	678,943

TOTAL FANNIE MAE		1,284,484,218

Freddie Mac - 5.5%
12 month U.S. LIBOR + 1.800% 4.356% 5/1/35 (b)(d)	210,966	220,968
6 month U.S. LIBOR + 1.655% 4.222% 4/1/35 (b)(d)	204,164	211,555
6 month U.S. LIBOR + 2.492% 5.028% 10/1/35 (b)(d)	47,080	49,285
U.S. TREASURY 1 YEAR INDEX + 2.248% 4.961% 1/1/35 (b)(d)	18,325	19,298
3% 6/1/31 to 1/1/47	74,750,372	74,785,963
3.5% 6/1/27 to 3/1/48	141,659,228	145,115,473
3.5% 8/1/47	15,061,367	15,364,745
3.5% 4/1/49 (c)	3,900,000	3,955,169
4% 1/1/36 to 6/1/48	103,078,644	107,500,417
4% 4/1/49 (c)	12,575,000	12,942,752
4.5% 7/1/25 to 12/1/48	41,537,305	43,929,151
5% 4/1/38 to 7/1/41	9,815,374	10,648,436
5.5% 11/1/33 to 6/1/41	12,757,177	13,991,106
6% 7/1/37 to 8/1/37	409,180	461,276
6.5% 9/1/39	644,451	735,260
7.5% 4/1/22 to 6/1/32	217,339	242,865
8% 7/1/25 to 4/1/27	11,303	12,641
8.5% 6/1/20 to 5/1/22	657	688

TOTAL FREDDIE MAC		430,187,048

Ginnie Mae - 6.6%
3.5% 1/15/41 to 11/20/48	178,366,333	182,622,883
4.5% 5/15/39 to 5/20/41	22,954,938	24,260,872
5% 3/15/39 to 9/15/41	3,968,556	4,242,773
5.5% 3/15/38 to 12/15/38	746,781	820,108
7% 6/15/24 to 9/15/32	1,388,859	1,566,552
7.5% 3/15/22 to 8/15/28	256,291	278,698
8% 4/15/24 to 12/15/25	21,809	23,876
8.5% 8/15/29 to 11/15/31	46,008	53,117
2.5% 4/1/49 (c)	10,950,000	10,699,151
3% 12/20/42 to 2/20/48	123,603,386	124,385,950
3% 4/1/49 (c)	1,900,000	1,908,351
3.5% 4/1/49 (c)	1,350,000	1,379,158
3.5% 4/1/49 (c)	1,425,000	1,455,778
3.5% 4/1/49 (c)	2,175,000	2,221,977
3.5% 4/1/49 (c)	1,900,000	1,941,038
4% 9/15/40 to 4/20/48	85,078,054	88,532,958
4% 4/1/49 (c)	1,350,000	1,393,905
4% 4/1/49 (c)	1,350,000	1,393,905
4% 4/1/49 (c)	21,725,000	22,431,547
4% 4/1/49 (c)	4,330,000	4,470,822
4.5% 4/1/49 (c)	19,000,000	19,728,935
4.5% 4/1/49 (c)	9,500,000	9,864,468
4.5% 4/1/49 (c)	9,500,000	9,864,468

TOTAL GINNIE MAE		515,541,290

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $2,227,005,847)		2,230,212,556

Asset-Backed Securities - 1.2%
AASET Trust Series 2018-1A Class A, 3.844% 1/16/38 (a)	$6,101,931	$6,096,337
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	12,118,000	12,325,872
Class AA, 2.487% 12/16/41 (a)	2,582,708	2,510,044
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (a)	10,085,093	10,154,650
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 1 month U.S. LIBOR + 5.250% 7.7355% 3/25/32 (b)(d)	16,339	16,909
Series 2004-7 Class AF5, 4.7723% 1/25/35	213,337	213,692
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	4,788,388	4,787,404
Class A2II, 4.03% 11/20/47 (a)	8,097,500	8,120,083
Dryden Senior Loan Fund Series 2014-36A Class AR2, 3 month U.S. LIBOR + 1.280% 0% 4/15/29(a)(b)(c)(d)	10,906,000	10,906,000
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.825% 3.3105% 3/25/34 (b)(d)	971	930
Grain Spectrum Funding II LLC Series 2014-1 3.29% 10/10/34 (a)	6,090,943	6,075,085
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (a)	4,217,308	4,297,596
Long Beach Mortgage Loan Trust Series 2003-3 Class M1, 1 month U.S. LIBOR + 1.125% 3.6105% 7/25/33 (b)(d)	1,469,056	1,473,692
Magnetite CLO Ltd. Series 2019-21A Class A, 3 month U.S. LIBOR + 1.280% 3.9086% 4/20/30 (a)(b)(d)	8,101,000	8,101,000
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.9955% 9/25/35 (b)(d)	606,795	606,458
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 3.3455% 9/25/34 (b)(d)	16,156	15,506
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (a)	10,173,214	10,350,788
Verde CLO Ltd. Series 2019-1A Class A, 1.37% 4/15/32 (a)(b)(c)	9,182,000	9,182,000
TOTAL ASSET-BACKED SECURITIES
(Cost $94,692,932)		95,234,046

Collateralized Mortgage Obligations - 0.0%
Private Sponsor - 0.0%
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 2.6599% 2/25/37 (b)(d)	58,104	57,567
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 2.7755% 7/25/35 (b)(d)	263,198	261,393
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.3769% 7/20/34 (b)(d)	8,528	8,289

TOTAL PRIVATE SPONSOR		327,249

U.S. Government Agency - 0.0%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	595,596	616,351
Series 1999-57 Class PH, 6.5% 12/25/29	739,081	820,716

TOTAL U.S. GOVERNMENT AGENCY		1,437,067

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,573,241)		1,764,316

Commercial Mortgage Securities - 1.5%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8353% 2/14/43 (b)(f)	54,107	263
Benchmark Mortgage Trust Series 2018-B8 Class A5, 4.2317% 1/15/52	14,643,000	15,781,687
BX Trust floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.625% 5.1088% 9/15/37 (a)(b)(d)	3,005,630	2,983,210
Series 2018-IND Class F, 1 month U.S. LIBOR + 1.800% 4.2838% 11/15/35 (a)(b)(d)	3,351,214	3,357,539
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class D, 3.768% 4/10/28 (a)	6,311,000	6,360,912
Citigroup Commercial Mortgage Trust Series 2018-C6 Class A4, 4.412% 11/10/51	4,740,000	5,172,852
Credit Suisse Mortgage Trust Series 2018-SITE:
Class A, 4.284% 4/15/36 (a)	5,228,000	5,471,578
Class B, 4.5349% 4/15/36 (a)	938,000	981,086
Class C, 5.1236% 4/15/36 (a)	1,079,000	1,119,279
Class D, 5.1236% 4/15/36 (a)	2,157,000	2,188,745
CSAIL Commercial Mtg Trust Series 2018-C14 Class A4 4.4216% 11/15/51	3,893,000	4,233,632
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/34 (a)(b)	7,520,000	7,488,369
Class CFX, 3.3822% 12/15/34 (a)(b)	6,312,000	6,277,206
Class DFX, 3.3822% 12/15/34 (a)(b)	5,350,000	5,317,205
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (a)	1,087,000	1,139,678
Class DFX, 5.3503% 7/5/33 (a)	1,672,000	1,756,692
Class EFX, 5.5422% 7/5/33 (a)	2,288,000	2,393,961
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/51	14,740,000	15,962,176
MSCG Trust Series 2016-SNR:
Class A, 3.3482% 11/15/34 (a)(b)	5,332,181	5,250,268
Class B, 4.181% 11/15/34 (a)	2,247,400	2,225,573
Class C, 5.205% 11/15/34 (a)	1,575,900	1,577,166
RETL floater Series 2019-RVP Class C, 1 month U.S. LIBOR + 2.100% 4.584% 3/15/36 (a)(b)(d)	7,235,000	7,239,364
Wells Fargo Commercial Mortgage Trust Series 2018-C48 Class A5, 4.302% 1/15/52	11,081,000	11,932,726
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $113,625,861)		116,211,167

Municipal Securities - 0.7%
Illinois Gen. Oblig.:
Series 2003, 4.95% 6/1/23	$11,575,000	$11,903,962
Series 2010-1, 6.63% 2/1/35	11,315,000	12,280,509
Series 2010-3:
6.725% 4/1/35	16,145,000	17,460,656
7.35% 7/1/35	8,115,000	9,220,506
Series 2010-5, 6.2% 7/1/21	2,262,000	2,336,239
Series 2013, 3.6% 12/1/19	4,360,000	4,368,492
TOTAL MUNICIPAL SECURITIES
(Cost $57,684,452)		57,570,364

Foreign Government and Government Agency Obligations - 0.2%
Brazilian Federative Republic 4.625% 1/13/28 (Cost $15,606,016)	$15,661,000	$15,783,234

Bank Notes - 0.9%
Capital One NA 2.95% 7/23/21	10,312,000	10,347,625
Discover Bank:
(Delaware) 3.2% 8/9/21	$12,373,000	$12,433,584
3.1% 6/4/20	10,724,000	10,748,822
4.682% 8/9/28 (b)	4,141,000	4,208,747
8.7% 11/18/19	1,160,000	1,199,997
KeyBank NA:
2.25% 3/16/20	20,000,000	19,910,687
6.95% 2/1/28	850,000	1,039,026
PNC Bank NA 2.3% 6/1/20	3,650,000	3,634,316
Synchrony Bank 3.65% 5/24/21	6,801,000	6,864,831
TOTAL BANK NOTES
(Cost $69,978,658)		70,387,635
	Shares	Value

Money Market Funds - 3.1%
Fidelity Cash Central Fund, 2.48% (g)
(Cost $241,085,360)	241,041,374	241,089,583
TOTAL INVESTMENT IN SECURITIES - 106.8%
(Cost $8,232,587,099)		8,324,500,725
NET OTHER ASSETS (LIABILITIES) - (6.8)%		(528,384,344)
NET ASSETS - 100%		$7,796,116,381

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
2.5% 4/1/34	$(13,000,000)	$(12,919,215)
3% 4/1/34	(4,000,000)	(4,035,112)
3% 4/1/34	(4,600,000)	(4,640,379)
3% 4/1/34	(24,900,000)	(25,118,575)
3% 4/1/34	(19,600,000)	(19,772,051)
3% 4/1/34	(26,000,000)	(26,228,231)
3% 4/1/34	(7,025,000)	(7,086,666)
3% 4/1/34	(7,925,000)	(7,994,566)
3% 4/1/34	(39,000,000)	(39,342,346)
3% 4/1/34	(4,000,000)	(4,035,112)
3% 4/1/34	(39,150,000)	(39,493,663)
3% 4/1/34	(2,250,000)	(2,269,751)
3% 4/1/34	(25,900,000)	(26,127,353)
3% 4/1/34	(36,750,000)	(37,072,595)
3% 4/1/34	(25,000,000)	(25,219,453)
3.5% 4/1/34	(16,500,000)	(16,872,847)
3.5% 4/1/49	(5,975,000)	(6,055,554)
3.5% 4/1/49	(49,900,000)	(50,572,747)
3.5% 4/1/49	(50,000,000)	(50,674,095)
4% 4/1/49	(12,575,000)	(12,932,927)

TOTAL FANNIE MAE		(418,463,238)

Freddie Mac
3.5% 4/1/49	(3,900,000)	(3,955,169)
4% 4/1/49	(23,900,000)	(24,598,948)

TOTAL FREDDIE MAC		(28,554,117)

Ginnie Mae
2.5% 4/1/49	(1,900,000)	(1,856,474)
3.5% 4/1/49	(4,950,000)	(5,056,914)
3.5% 4/1/49	(3,175,000)	(3,243,576)
4% 4/1/49	(1,350,000)	(1,393,905)
4% 4/1/49	(1,350,000)	(1,393,905)
4% 4/1/49	(1,425,000)	(1,471,344)
4% 4/1/49	(2,175,000)	(2,245,736)
4% 4/1/49	(1,900,000)	(1,961,792)
4% 4/1/49	(4,100,000)	(4,233,342)

TOTAL GINNIE MAE		(22,856,988)

TOTAL TBA SALE COMMITMENTS
(Proceeds $469,719,905)		$(469,874,343)

Swaps

Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount(2)	Value(1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Sell Protection
Countrywide Home Loans Inc Series 2003-BC1 Class B1	Ba2	Apr. 2032	Merrill Lynch International	4.29%	Monthly	$8,098	$257	$0	$257

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $377,270,291 or 4.8% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $4,713.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,493,494
Total	$1,493,494

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$3,020,845,018	$--	$3,020,845,018	$--
U.S. Government and Government Agency Obligations	2,475,402,806	--	2,475,402,806	--
U.S. Government Agency - Mortgage Securities	2,230,212,556	--	2,230,212,556	--
Asset-Backed Securities	95,234,046	--	95,234,046	--
Collateralized Mortgage Obligations	1,764,316	--	1,764,316	--
Commercial Mortgage Securities	116,211,167	--	116,211,167	--
Municipal Securities	57,570,364	--	57,570,364	--
Foreign Government and Government Agency Obligations	15,783,234	--	15,783,234	--
Bank Notes	70,387,635	--	70,387,635	--
Money Market Funds	241,089,583	241,089,583	--	--
Total Investments in Securities:	$8,324,500,725	$241,089,583	$8,083,411,142	$--
Derivative Instruments:
Assets
Swaps	$257	$--	$257	$--
Total Assets	$257	$--	$257	$--
Total Derivative Instruments:	$257	$--	$257	$--
Other Financial Instruments:
TBA Sale Commitments	$(469,874,343)	$--	$(469,874,343)	$--
Total Other Financial Instruments:	$(469,874,343)	$--	$(469,874,343)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps(a)	$257	$0
Total Credit Risk	257	0
Total Value of Derivatives	$257	$0

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $7,991,501,739)	$8,083,411,142
Fidelity Central Funds (cost $241,085,360)	241,089,583
Total Investment in Securities (cost $8,232,587,099)		$8,324,500,725
Cash		1,000,692
Receivable for investments sold		99,714,504
Receivable for TBA sale commitments		469,719,905
Receivable for fund shares sold		1,363,830
Interest receivable		47,670,014
Distributions receivable from Fidelity Central Funds		326,157
Bi-lateral OTC swaps, at value		257
Other receivables		12,063
Total assets		8,944,308,147
Liabilities
Payable for investments purchased
Regular delivery	$149,688,192
Delayed delivery	525,208,947
TBA sale commitments, at value	469,874,343
Payable for fund shares redeemed	3,386,681
Other payables and accrued expenses	33,603
Total liabilities		1,148,191,766
Net Assets		$7,796,116,381
Net Assets consist of:
Paid in capital		$7,777,778,879
Total distributable earnings (loss)		18,337,502
Net Assets, for 72,039,556 shares outstanding		$7,796,116,381
Net Asset Value, offering price and redemption price per share ($7,796,116,381 ÷ 72,039,556 shares)		$108.22

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2019 (Unaudited)
Investment Income
Interest		$124,805,204
Income from Fidelity Central Funds		1,493,494
Total income		126,298,698
Expenses
Custodian fees and expenses	$51,486
Independent directors' fees and expenses	17,582
Total expenses before reductions	69,068
Expense reductions	(3,595)
Total expenses after reductions		65,473
Net investment income (loss)		126,233,225
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(38,949,661)
Fidelity Central Funds	1,473
Swaps	59
Total net realized gain (loss)		(38,948,129)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	258,765,602
Fidelity Central Funds	(1,473)
Swaps	85
Delayed delivery commitments	(214,477)
Total change in net unrealized appreciation (depreciation)		258,549,737
Net gain (loss)		219,601,608
Net increase (decrease) in net assets resulting from operations		$345,834,833

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2019 (Unaudited)	Year ended September 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$126,233,225	$242,455,837
Net realized gain (loss)	(38,948,129)	(27,200,827)
Change in net unrealized appreciation (depreciation)	258,549,737	(251,193,158)
Net increase (decrease) in net assets resulting from operations	345,834,833	(35,938,148)
Distributions to shareholders	(139,207,581)	–
Distributions to shareholders from net investment income	–	(226,502,381)
Distributions to shareholders from net realized gain	–	(3,572,452)
Total distributions	(139,207,581)	(230,074,833)
Affiliated share transactions
Proceeds from sales of shares	420,894,342	1,739,875,654
Reinvestment of distributions	139,207,581	230,074,732
Cost of shares redeemed	(1,138,101,035)	(961,433,306)
Net increase (decrease) in net assets resulting from share transactions	(577,999,112)	1,008,517,080
Total increase (decrease) in net assets	(371,371,860)	742,504,099
Net Assets
Beginning of period	8,167,488,241	7,424,984,142
End of period	$7,796,116,381	$8,167,488,241
Other Information
Undistributed net investment income end of period		$9,796,820
Shares
Sold	3,970,329	16,290,736
Issued in reinvestment of distributions	1,315,738	2,157,104
Redeemed	(10,856,438)	(9,045,098)
Net increase (decrease)	(5,570,371)	9,402,742

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Investment Grade Bond Central Fund

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$105.24	$108.86	$110.23	$105.97	$107.08	$105.37
Income from Investment Operations
Net investment income (loss)A	1.767	3.276	2.761	3.479	3.267	2.918
Net realized and unrealized gain (loss)	3.164	(3.786)	(1.152)	4.135	(1.220)	1.591
Total from investment operations	4.931	(.510)	1.609	7.614	2.047	4.509
Distributions from net investment income	(1.951)	(3.059)	(2.868)	(3.354)	(3.157)	(2.799)
Distributions from net realized gain	–	(.051)	(.111)	–	–	–
Total distributions	(1.951)	(3.110)	(2.979)	(3.354)	(3.157)	(2.799)
Net asset value, end of period	$108.22	$105.24	$108.86	$110.23	$105.97	$107.08
Total ReturnB,C	4.74%	(.47)%	1.52%	7.31%	1.90%	4.32%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyF	- %G	-%	-%	-%	-%	-%
Expenses net of all reductionsF	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	3.36%G	3.07%	2.56%	3.24%	3.03%	2.74%
Supplemental Data
Net assets, end of period (000 omitted)	$7,796,116	$8,167,488	$7,424,984	$7,049,024	$7,432,257	$7,666,801
Portfolio turnover rateH	148%G	73%	98%	108%	395%	341%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount represents less than .005%.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2019

1. Organization.

Fidelity Investment Grade Bond Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$144,780,254
Gross unrealized depreciation	(53,215,772)
Net unrealized appreciation (depreciation)	$91,564,482
Tax cost	$8,232,782,062

The Fund elected to defer to its next fiscal year approximately $31,394,663 of capital losses recognized during the period November 1, 2017 to September 30, 2018.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$59	$85
Total Credit Risk	59	85
Totals	$59	$85

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $497,794,808 and $158,666,128, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $124,406.

8. Expense Reductions.

Through arrangements with the Fund's custodian and, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3,595.

9. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

10. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2018 to March 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Expenses Paid During Period-B October 1, 2018 to March 31, 2019
Actual	.0018%	$1,000.00	$1,047.40	$.01
Hypothetical-C		$1,000.00	$1,024.92	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

TP1-SANN-0519
1.807412.114

Fidelity® Inflation-Protected Bond Index Central Fund Semi-Annual Report March 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary (Unaudited)

Coupon Distribution as of March 31, 2019

% of fund's investments
0.01 - 0.99%	80.4
1 - 1.99%	8.7
2 - 2.99%	9.1
3 - 3.99%	1.8

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

The coupon rates on inflation-protected securities tend to be lower than their nominal bond counterparts since inflation-protected securities get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Asset Allocation (% of fund's net assets)

As of March 31, 2019
U.S. Government and U.S. Government Agency Obligations*	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Inflation Protected Securities – 99.9%

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation-Protected Obligations - 99.9%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28	$19,364,737	$21,403,299
2% 1/15/26	24,041,457	26,534,496
2.375% 1/15/25	33,003,670	36,667,461
2.375% 1/15/27	19,342,890	22,125,852
2.5% 1/15/29	18,684,379	22,160,808
3.625% 4/15/28	16,305,146	20,715,729
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/20	61,999,000	61,708,433
0.125% 4/15/21	53,907,026	53,488,188
0.125% 1/15/22	49,759,585	49,374,031
0.125% 4/15/22	52,527,265	51,994,625
0.125% 7/15/22	51,321,572	51,066,710
0.125% 1/15/23	51,559,931	50,992,365
0.125% 7/15/24	50,140,724	49,538,590
0.125% 7/15/26	42,400,291	41,495,866
0.25% 1/15/25	50,259,690	49,751,661
0.375% 7/15/23	51,145,483	51,293,339
0.375% 7/15/25	50,203,516	50,192,558
0.375% 1/15/27	42,073,003	41,722,180
0.375% 7/15/27	41,575,716	41,288,120
0.5% 1/15/28	41,230,666	41,163,785
0.625% 7/15/21	45,081,152	45,490,791
0.625% 4/15/23	51,437,648	51,813,100
0.625% 1/15/24	51,000,403	51,513,643
0.625% 1/15/26	45,210,513	45,746,272
0.75% 7/15/28	40,488,844	41,422,024
0.875% 1/15/29	27,600,340	28,509,740
1.125% 1/15/21	42,470,079	43,017,900
1.25% 7/15/20	37,130,292	37,680,931
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS
(Cost $1,172,893,005)		1,179,872,497
	Shares	Value

Money Market Funds - 0.0%
Fidelity Cash Central Fund, 2.48% (a)
(Cost $209,086)	209,044	209,086
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $1,173,102,091)		1,180,081,583
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,446,507
NET ASSETS - 100%		$1,181,528,090

Percentages shown as 0.0% in the Schedule of Investments may reflect amounts less than 0.05%.

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,182
Total	$6,182

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$1,179,872,497	$--	$1,179,872,497	$--
Money Market Funds	209,086	209,086	--	--
Total Investments in Securities:	$1,180,081,583	$209,086	$1,179,872,497	$--

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	99.9%
Short-Term Investments and Net Other Assets	0.1%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,172,893,005)	$1,179,872,497
Fidelity Central Funds (cost $209,086)	209,086
Total Investment in Securities (cost $1,173,102,091)		$1,180,081,583
Receivable for investments sold		12,594,899
Receivable for fund shares sold		236,977
Interest receivable		1,827,950
Distributions receivable from Fidelity Central Funds		364
Total assets		1,194,741,773
Liabilities
Payable for investments purchased	$12,713,672
Payable for fund shares redeemed	496,336
Other payables and accrued expenses	3,675
Total liabilities		13,213,683
Net Assets		$1,181,528,090
Net Assets consist of:
Paid in capital		$1,189,175,767
Total distributable earnings (loss)		(7,647,677)
Net Assets, for 11,825,931 shares outstanding		$1,181,528,090
Net Asset Value, offering price and redemption price per share ($1,181,528,090 ÷ 11,825,931 shares)		$99.91

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2019 (Unaudited)
Investment Income
Interest		$1,439,857
Income from Fidelity Central Funds		6,182
Total income		1,446,039
Expenses
Custodian fees and expenses	$5,242
Independent directors' fees and expenses	2,582
Total expenses before reductions	7,824
Expense reductions	(73)
Total expenses after reductions		7,751
Net investment income (loss)		1,438,288
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,400,137)
Total net realized gain (loss)		(2,400,137)
Change in net unrealized appreciation (depreciation) on investment securities		29,952,788
Net gain (loss)		27,552,651
Net increase (decrease) in net assets resulting from operations		$28,990,939

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2019 (Unaudited)	Year ended September 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,438,288	$33,737,078
Net realized gain (loss)	(2,400,137)	(3,371,488)
Change in net unrealized appreciation (depreciation)	29,952,788	(25,348,831)
Net increase (decrease) in net assets resulting from operations	28,990,939	5,016,759
Distributions to shareholders	(30,111,398)	–
Distributions to shareholders from net investment income	–	(3,385,842)
Distributions to shareholders from net realized gain	–	(17,676,610)
Total distributions	(30,111,398)	(21,062,452)
Affiliated share transactions
Proceeds from sales of shares	98,498,451	365,631,733
Reinvestment of distributions	30,111,398	21,062,452
Cost of shares redeemed	(69,014,528)	(216,966,235)
Net increase (decrease) in net assets resulting from share transactions	59,595,321	169,727,950
Total increase (decrease) in net assets	58,474,862	153,682,257
Net Assets
Beginning of period	1,123,053,228	969,370,971
End of period	$1,181,528,090	$1,123,053,228
Other Information
Distributions in excess of net investment income end of period		$(286,651)
Shares
Sold	1,004,365	3,657,042
Issued in reinvestment of distributions	309,998	209,816
Redeemed	(698,697)	(2,141,659)
Net increase (decrease)	615,666	1,725,199

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Inflation-Protected Bond Index Central Fund

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$100.18	$102.20	$103.10	$98.28	$99.13	$98.55
Income from Investment Operations
Net investment income (loss)A	.125	3.299	1.870	1.322	.514	1.216
Net realized and unrealized gain (loss)	2.312	(2.914)	(2.160)	3.516	(1.364)	(.636)
Total from investment operations	2.437	.385	(.290)	4.838	(.850)	.580
Distributions from net investment income	(.221)	(.325)	(.165)	(.018)	–	–B
Distributions from net realized gain	(2.486)	(2.080)	(.445)	–	–	–
Total distributions	(2.707)	(2.405)	(.610)	(.018)	–	–B
Net asset value, end of period	$99.91	$100.18	$102.20	$103.10	$98.28	$99.13
Total ReturnC,D	2.52%	.38%	(.27)%	4.92%	(.86)%	.59%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	- %H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyG	- %H	-%	-%	-%	-%	-%
Expenses net of all reductionsG	- %H	-%	-%	-%	-%	-%
Net investment income (loss)	.25%H	3.29%	1.84%	1.32%	.52%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$1,181,528	$1,123,053	$969,371	$961,522	$620,135	$271,612
Portfolio turnover rateI	21%H	33%	29%	28%	30%	54%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Amount represents less than .005%.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2019

1. Organization.

Fidelity Inflation-Protected Bond Index Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to certain losses related to deflation adjustments on U.S. Treasury inflation-indexed securities, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$9,813,673
Gross unrealized depreciation	(3,308,666)
Net unrealized appreciation (depreciation)	$6,505,007
Tax cost	$1,173,576,576

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(1,371,218)
Long-term	(4,768,656)
Total capital loss carryforward	$(6,139,874)

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $73.

6. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2018 to March 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Expenses Paid During Period-B October 1, 2018 to March 31, 2019
Actual	.0014%	$1,000.00	$1,025.20	$.01
Hypothetical-C		$1,000.00	$1,024.92	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

IPB-SANN-0519
1.938136.107

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios II LLC’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	May 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	May 24, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	May 24, 2019